Loans	6 Months Ended
Jun. 30, 2022
Loans [Abstract]
Loans
5.	Loans

On February 4, 2022, the Company entered into a convertible loan agreement (the “Loan Agreement”) with FiveT Investment Management Ltd. (the “Lender”), pursuant to which the Lender has agreed to loan to the Company CHF 5,000,000 (the “Loan”), which Loan bears interest at the rate of 10% per annum and matures 12 months from the date (the “Disbursement Date”) the Loan proceeds were disbursed to the Company, which occurred on February 8, 2022. The Company may prepay all or part of the Loan after six months after the Disbursement Date; provided that the Company will pay an amount equal to 130% of the desired prepayment amount. The Lender has the right to convert all or part of the Loan, including accrued and unpaid interest, at its option, into common shares, subject to the limitation that the Lender own no more than 9.99% of the common shares at any time. The conversion price of the Loan into common shares is USD 38.916, which corresponds to 150% of USD 25.944 (the trading volume weighted average price, the “VWAP”, per common share on the NASDAQ stock exchange on the Disbursement Date), converted into Swiss Francs at the midpoint of the interbank exchange rate shown by UBS on the day of receipt of the conversion notice at 4:00 pm Central European Time. The conversion price shall be lowered in the event that the Company raises equity before the maturity date of the Loan through a public or private offering of common shares at an issue price that is at least 10 (ten)  % below the VWAP (the “New Issue”), according to the formula set forth in the Loan Agreement (the “Adjustment”). Sales of common shares through equity line or at-the-market programs are not considered New Issues triggering the Adjustment.

As of June 30, 2022, the carrying amount of the host for the unconverted outstanding loan amounted to CHF 4,701,906 and is included in the balance sheet under current liabilities. The fair value of the embedded derivatives amounted to CHF 284 (at initial recognition February 8, 2022: CHF 449,898) included in current derivative financial instruments. A revaluation gain related to fair value measurement of embedded derivatives of CHF 449,614 as well as effective interest expenses and transaction costs of CHF 359,068 in total were recorded in profit or loss.

Due to the COVID-19 pandemic, Swiss banks granted special COVID-19 loans under certain conditions with a guarantee by the Swiss Government. Our Company was eligible for a loan of CHF 50,000, which was granted on March 26, 2020. The loan is interest-free and may be repaid at any time with a maximum term of five years. We repaid the entire loan as of June 16, 2021.